Provisions and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1,125	€ 895	€ 862
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	657	489	454
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	347	304	351
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	116	77	54
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	5	25	3
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	694	623	588
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	314	302	257
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	268	242	281
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	110	71	49
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	2	8	1
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	431	272	274
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	343	187	197
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	79	62	70
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	6	6	5
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 3	€ 17	€ 2